Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000087861
Shareholder Report [Line Items]
Fund Name	Global X Silver Miners ETF
Class Name	Global X Silver Miners ETF
Trading Symbol	SIL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Silver Miners ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/sil/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/sil/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Silver Miners ETF	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 1,504,060,378
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 4,108,667
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,504,060,378	48	$4,108,667	10.00%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	2.0%
Australia	0.7%
China	1.3%
Bosnia and Herzegovina	1.3%
Peru	5.7%
South Korea	6.1%
Mexico	8.4%
United States	9.3%
Brazil	23.0%
Canada	44.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Wheaton Precious Metals	23.1%
Pan American Silver	13.5%
Osisko Gold Royalties	6.6%
Korea Zinc	6.1%
Hecla Mining	4.7%
Industrias Penoles	4.6%
First Majestic Silver	4.4%
Coeur Mining	4.4%
Fresnillo	3.8%
Cia de Minas Buenaventura SAA ADR	3.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/sil/
C000087858
Shareholder Report [Line Items]
Fund Name	Global X Copper Miners ETF
Class Name	Global X Copper Miners ETF
Trading Symbol	COPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Copper Miners ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/copx/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/copx/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Copper Miners ETF	$30	0.65%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.65%
AssetsNet	$ 2,073,480,079
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 8,367,582
InvestmentCompanyPortfolioTurnover	9.12%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,073,480,079	49	$8,367,582	9.12%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	2.2%
Other Countries	3.8%
Germany	3.5%
Congo, the Democratic Republic of	4.5%
Mexico	4.7%
Poland	4.7%
Sweden	4.8%
United States	4.9%
Zambia	5.0%
Japan	8.3%
Chile	9.5%
China	13.1%
Australia	14.9%
Canada	17.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Sumitomo Metal Mining	5.1%
First Quantum Minerals	5.0%
Freeport-McMoRan	4.9%
Boliden	4.8%
BHP Group	4.8%
Antofagasta PLC	4.8%
Lundin Mining,	4.8%
KGHM Polska Miedz	4.7%
Southern Copper	4.7%
Teck Resources, Cl B	4.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/copx/
C000093019
Shareholder Report [Line Items]
Fund Name	Global X Gold Explorers ETF
Class Name	Global X Gold Explorers ETF
Trading Symbol	GOEX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Gold Explorers ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/goex/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/goex/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Gold Explorers ETF	$36	0.65%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%
AssetsNet	$ 57,578,822
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 140,929
InvestmentCompanyPortfolioTurnover	14.86%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$57,578,822	54	$140,929	14.86%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	0.8%
Peru	0.5%
Colombia	0.9%
United Kingdom	1.7%
South Africa	1.9%
Turkey	4.6%
Indonesia	4.7%
United States	8.7%
Australia	30.1%
Canada	46.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Lundin Gold	4.4%
Alamos Gold, Cl A	3.9%
Eldorado Gold	3.9%
Hecla Mining	3.9%
Coeur Mining	3.7%
New Gold	3.5%
Perseus Mining	3.3%
Torex Gold Resources	3.2%
Equinox Gold,	3.0%
OceanaGold	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/goex/
C000090393
Shareholder Report [Line Items]
Fund Name	Global X Uranium ETF
Class Name	Global X Uranium ETF
Trading Symbol	URA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Uranium ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/ura. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ura
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Uranium ETF	$31	0.69%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.69%
AssetsNet	$ 2,673,626,324
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 11,114,240
InvestmentCompanyPortfolioTurnover	4.56%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,673,626,324	58	$11,114,240	4.56%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	8.9%
China	1.0%
United Kingdom	2.6%
South Africa	2.8%
Kazakhstan	4.5%
Japan	5.6%
Exchange-Traded Fund	8.4%
Australia	10.7%
South Korea	13.4%
United States	16.1%
Canada	34.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cameco	22.3%
Sprott Physical Uranium Trust	8.4%
NexGen Energy	5.7%
Uranium EnergyFootnote Reference**	4.5%
NAC Kazatomprom JSC GDR	4.5%
NuScale Power	3.5%
Hyundai Engineering & Construction	3.5%
Oklo, Cl A	3.4%
Mitsubishi Heavy Industries	3.2%
Doosan Enerbility	3.1%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ura